Changes in Operations and Non-operating Items Non-Operating Items (Details) - USD ($) $ in Thousands		3 Months Ended																12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 29, 2015		Dec. 28, 2014		Sep. 28, 2014		Jun. 29, 2014		Mar. 30, 2014		Dec. 31, 2015		Dec. 28, 2014		Dec. 29, 2013
Schedule of Other Nonoperating Income (Expense) [Line Items]
Loss on extinguishment of debt		$ 0		$ 0		$ (37,040)		$ 0										$ (37,040)
Gain on investment transactions, net		103	[1]	3,250	[1]	8,133	[1]	687	[1]	$ 371,783	[1]	$ 2	[1]	$ 700	[1]	$ 0	[1]	12,173	[1]	$ 372,485	[1]	$ 150
Other non-operating gain (loss), net	[1]	$ 5,623		$ 2,306		$ 211		$ 0		$ (3,734)		$ 68		$ (1,295)		$ 157		8,140		(4,804)
Successor
Schedule of Other Nonoperating Income (Expense) [Line Items]
Loss on extinguishment of debt																		(37,040)		0		(28,380)
Gain on investment transactions, net																		12,173		372,485		150
Other non-operating gain (loss), net																		8,140		(4,804)		(1,492)
Nonoperating Income (Expense)																		$ (16,727)		$ 367,681		$ (29,722)

[1]	See Note 6 to the Company’s consolidated financial statements for information pertaining to non-operating items recorded in 2015 and 2014.